Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Summary of basic and diluted earnings per ordinary shares	Basic earnings per share

	2025	2024	2023
Net earnings attributable to owners of Rio Tinto (US$ million)	9,966	11,552	10,058
Weighted average number of shares (millions)(a)	1,624.0	1,623.1	1,621.4
Basic earnings per ordinary share (cents)	613.7	711.7	620.3
Diluted earnings per share
For the purposes of calculating diluted earnings per share, the effect of dilutive securities of 14.0 million shares in 2025 (2024: 10.3 million;
2023: 10.1 million) is added to the weighted average number of shares described in footnote (a) below. This effect is calculated under the treasury stock method, in accordance with IAS 33 “Earnings per Share”. Our only potential dilutive ordinary shares are share awards for which terms and conditions are described in note 28.

	2025	2024	2023
Net earnings attributable to owners of Rio Tinto (US$ million)	9,966	11,552	10,058
Weighted average number of shares (millions)(a)	1,638.0	1,633.4	1,631.5
Diluted earnings per share attributable to ordinary shareholders of Rio Tinto (cents)	608.4	707.2	616.5
(a)The weighted average number of shares is calculated as the average number of Rio Tinto plc shares outstanding not held as treasury shares of 1,253.0 million (2024: 1,252.1 million;
2023: 1,250.5 million) plus the average number of Rio Tinto Limited shares outstanding of 371.0 million (2024: 371.0 million; 2023: 370.9 million) over the relevant period. There were no cross holdings of shares between Rio Tinto Limited and Rio Tinto plc at 31 December 2025 (2024: nil; 2023: nil).